Organization and Principal Activities - Additional Information (Detail) (CNY) In Billions, unless otherwise specified	1 Months Ended	12 Months Ended			0 Months Ended
	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 13, 2014	Oct. 09, 2014
Organization and Principal Activities [Line Items]
Percentage of equity interest transferred	100.00%
Equity interest to be sold						100.00%
Number of VIE's		1
Variable Interest Entity Primary Beneficiary
Organization and Principal Activities [Line Items]
Percentage of net revenues		39.80%	91.20%	89.00%
Percentage of total assets		0.20%	43.50%
Percentage of total liabilities		0.20%	46.40%
N-S Digital TV
Organization and Principal Activities [Line Items]
Date of incorporation		May 31, 2004
Equity ownership interest		100.00%
N-S Digital TV | Variable Interest Entity Primary Beneficiary | Technical Support and Related Services Agreement
Organization and Principal Activities [Line Items]
Term of agreement		15 years
Term of agreement, renewal period		15 years
N-S Digital TV | Variable Interest Entity Primary Beneficiary | Technology Licensing Agreements
Organization and Principal Activities [Line Items]
Term of agreement		10 years
Term of agreement, renewal period		10 years
N-S Digital TV | Variable Interest Entity Primary Beneficiary | Technology Development Agreement
Organization and Principal Activities [Line Items]
Term of agreement		10 years
Term of agreement, renewal period		10 years
N-S Digital TV | Variable Interest Entity Primary Beneficiary | Business Operating Agreement
Organization and Principal Activities [Line Items]
Term of agreement		10 years
N-S Digital TV | Variable Interest Entity Primary Beneficiary | Power of Attorney
Organization and Principal Activities [Line Items]
Term of agreement		10 years
N-S Digital TV | Variable Interest Entity Primary Beneficiary | Products and Software Purchase Agreement
Organization and Principal Activities [Line Items]
Term of agreement		15 years
Term of agreement, renewal period		15 years
N-S Digital TV | Variable Interest Entity Primary Beneficiary | Loan agreements
Organization and Principal Activities [Line Items]
Term of agreement		10 years
Term of agreement, renewal period		10 years
Percentage of equity interest		100.00%
N-S Digital TV | Variable Interest Entity Primary Beneficiary | Novel-Tongfang Information Engineering
Organization and Principal Activities [Line Items]
Capital contribution, percentage		75.00%
N-S Digital TV | Variable Interest Entity Primary Beneficiary | Ms. Li Yang
Organization and Principal Activities [Line Items]
Capital contribution, percentage		25.00%
N-S Digital TV | Variable Interest Entity Primary Beneficiary | Mr. Shizhou Shen
Organization and Principal Activities [Line Items]
Equity ownership interest		8.30%
N-S Digital TV | Variable Interest Entity Primary Beneficiary | Mr. Lei Zhang
Organization and Principal Activities [Line Items]
Equity ownership interest		31.60%
N-S Digital TV | Variable Interest Entity Primary Beneficiary | Mr. Tianxing Wang
Organization and Principal Activities [Line Items]
Equity ownership interest		31.20%
N-S Digital TV | Variable Interest Entity Primary Beneficiary | Mr. Wenjun Wang
Organization and Principal Activities [Line Items]
Equity ownership interest		28.90%
N-S Digital TV | Variable Interest Entity Primary Beneficiary | PRC Citizens
Organization and Principal Activities [Line Items]
Equity ownership interest	100.00%
Shanghai Tongda Venture Capital Co., Ltd. ("Tongda Venture")
Organization and Principal Activities [Line Items]
Cash received					1.15
Beijing Super TV Co Ltd
Organization and Principal Activities [Line Items]
Date of incorporation		May 31, 2004
Equity ownership interest		100.00%
Agreement termination period		2014-06
Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud")
Organization and Principal Activities [Line Items]
Date of incorporation		Jan. 19, 2011
Equity ownership interest		75.00%
Percentage of equity interest transferred	75.00%
Beijing N-S Information Technology Co., Ltd ("N-S Information Technology" , originally named as N-S Investment Holdings Co., Ltd)
Organization and Principal Activities [Line Items]
Date of incorporation		Jul. 23, 2010
Equity ownership interest		100.00%
Percentage of equity interest transferred	100.00%
Beijing Joysee Technology Co., Ltd ("Joysee")
Organization and Principal Activities [Line Items]
Date of incorporation		May 13, 2011
Equity ownership interest		46.90%
Percentage of equity interest transferred	46.90%
N-S Media Investment Co., Ltd ("N-S Media Investment")
Organization and Principal Activities [Line Items]
Date of incorporation		Dec. 19, 2007
Equity ownership interest		100.00%
Percentage of equity interest transferred	100.00%
Beijing Shibo Movie Technology Co., Ltd.
Organization and Principal Activities [Line Items]
Date of incorporation		Feb. 15, 2012
Equity ownership interest		100.00%
Percentage of equity interest transferred	100.00%
China Digital TV Technology Co., Ltd
Organization and Principal Activities [Line Items]
Date of incorporation		Mar. 09, 2004